PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 5 – Property and Equipment

The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows as of September 30, 2018 and December 31, 2017:

Estimated Useful Life
Molds	3 to 7 years

	September 30, 2018	December 31, 2017
Manufacturing Equipment- Molds	$50,963	$50,963
Accumulated Depreciation	(35,524)	(35,263)
Total	$15,439	$15,700

During the nine months ended September 30, 2018 and 2017 the Company recorded depreciation expense of $261 and $0, respectively. The Company began shipping its new retention device in August which triggered the start of depreciating our retention device mold during the current quarter.

NOTE 4	PROPERTY AND EQUIPMENT

The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows:

Estimated Useful Life
Molds	3 to 7 years

	December 31, 2017	December 31, 2016
Manufacturing Equipment- Molds	$50,963	$50,963
Accumulated Depreciation	(35,263)	(35,263)
	$15,700	$15,700

The Company recorded $0 and $0 depreciation expense in 2017 and 2016 as its earlier equipment was fully depreciated. The 2016 asset addition has not been put into production as of December 31, 2017.